PREPAID EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expense

	December 31, 2023	December 31, 2022
Matchbox Twenty agreement	$-	$100,000
Deposit with joint venture partner		30,000
Total prepaid expenses	$-	$130,000